COMMITMENTS AND CONTINGENCIES - Additional Information (Detail)				3 Months Ended		12 Months Ended
	May 12, 2021 USD ($) $ / shares shares	Dec. 13, 2020 USD ($) $ / shares shares	Nov. 29, 2017 $ / shares	Mar. 31, 2021 USD ($) $ / shares	Mar. 31, 2020 USD ($)	Dec. 31, 2020 USD ($) $ / shares	Dec. 31, 2019 USD ($) $ / shares	Nov. 22, 2017 $ / shares
Commitments and Contingencies Disclosure [Line Items]
Forgiveness of debt | $				$ 0	$ 352,071	$ 352,071	$ 0
Number of demands excluding short term demand				3		3
Description of security holders exercise of registration rights				The holders of a majority of these securities are entitled to make up to three demands, excluding short form demands, that the Company register such securities. The holders of the majority of the Founder's Shares can elect to exercise these registration rights at any time commencing three months prior to the date on which these shares of common stock are to be released from escrow.		The holders of a majority of these securities are entitled to make up to three demands, excluding short form demands, that the Company register such securities. The holders of the majority of the Founder's Shares can elect to exercise these registration rights at any time commencing three months prior to the date on which these shares of common stock are to be released from escrow.
Description of registration rights of Security holders				The holders of a majority of the Private Placement Units or Units issued to the Sponsor, officers, directors or their affiliates in payment of working capital loans made to the Company (in each case, including the underlying securities) can elect to exercise these registration rights at any time after the Company consummates a Business Combination. In addition, the holders will have certain "piggy-back" registration rights with respect to registration statements filed subsequent to the completion of a Business Combination and rights to require the Company to register for resale such securities pursuant to Rule 415 under the Securities Act of 1933, as amended (the "Securities Act"). Notwithstanding anything to the contrary, EarlyBirdCapital and its designees may participate in a "piggy-back" registration during the seven-year period beginning on the effective date of the registration statement. However, the registration rights agreement will provide that the Company will not permit any registration statement filed under the Securities Act to become effective until termination of the applicable lock-up period. The Company will bear the expenses incurred in connection with the filing of any such registration statements.		The holders of a majority of the Private Placement Units or Units issued to the Sponsor, officers, directors or their affiliates in payment of working capital loans made to the Company (in each case, including the underlying securities) can elect to exercise these registration rights at any time after the Company consummates a Business Combination. In addition, the holders will have certain "piggy-back" registration rights with respect to registration statements filed subsequent to the completion of a Business Combination and rights to require the Company to register for resale such securities pursuant to Rule 415 under the Securities Act of 1933, as amended (the "Securities Act"). Notwithstanding anything to the contrary, EarlyBirdCapital and its designees may participate in a "piggy-back" registration during the seven-year period beginning on the effective date of the registration statement. However, the registration rights agreement will provide that the Company will not permit any registration statement filed under the Securities Act to become effective until termination of the applicable lock-up period. The Company will bear the expenses incurred in connection with the filing of any such registration statements.
Percentage of consummation of Business Combination				4.00%		4.00%
Common stock, par value				$ 0.001		$ 0.001	$ 0.001
Sale of stock, description of transaction				The Initial Stockholders have agreed not to transfer, assign or sell any of the Founder’s Shares until the earlier of (i) one year after the date of the consummation of a Business Combination, or (ii) with respect to 50% of the Founder Shares, the date on which the closing price of the Company’s common stock equals or exceeds $12.50 per share (as adjusted for stock splits, stock dividends, reorganizations and recapitalizations) for any 20 trading days within any 30-trading day period commencing after a Business Combination, or earlier, in each case, if subsequent to a Business Combination, the Company consummates a subsequent liquidation, merger, stock exchange, reorganization or other similar transaction which results in all of the Company’s stockholders having the right to exchange their common stock for cash, securities or other property.		The Initial Stockholders have agreed not to transfer, assign or sell any of the Founder’s Shares until the earlier of (i) one year after the date of the consummation of a Business Combination, or (ii) with respect to 50% of the Founder Shares, the date on which the closing price of the Company’s common stock equals or exceeds $12.50 per share (as adjusted for stock splits, stock dividends, reorganizations and recapitalizations) for any 20 trading days within any 30-trading day period commencing after a Business Combination, or earlier, in each case, if subsequent to a Business Combination, the Company consummates a subsequent liquidation, merger, stock exchange, reorganization or other similar transaction which results in all of the Company’s stockholders having the right to exchange their common stock for cash, securities or other property.
Private Placement
Commitments and Contingencies Disclosure [Line Items]
Sale of common stock, price per share			$ 10.00					$ 10.00
Sale of stock, description of transaction			Each Private Placement Unit consists of one share of common stock ("Placement Share"), one right ("Placement Right") and one-half of one warrant (each, a "Placement Warrant"), each whole Placement Warrant exercisable to purchase one share of common stock at an exercise price of $11.50.
Merger Agreement With NeuroRx And Merger Sub [Member] | Neuro Rx [Member]
Commitments and Contingencies Disclosure [Line Items]
Common stock, par value		$ 0.001
Closing Consideration shares | shares		50,000,000
Merger Agreement With NeuroRx And Merger Sub [Member] | Neuro Rx [Member] | Contingent Milestone Payments [Member]
Commitments and Contingencies Disclosure [Line Items]
Earnout Shares Milestone | shares		25,000,000
Earnout Cash Milestone | $		$ 100,000,000
Earnout Shares Milestone Description		An aggregate of 25,000,000 shares of the Company Common Stock ("Earnout Shares") if, prior to December 31, 2022, the NeuroRx COVID-19 Drug receives emergency use authorization by the Food and Drug Administration ("FDA") and NeuroRx submits and the FDA files for review a new drug application for the NeuroRx COVID-19 Drug (the occurrence of the foregoing, the "Earnout Shares Milestone")
Earnout Cash Milestone Description		An aggregate of $100,000,000 in cash ("Earnout Cash") upon the earlier to occur of (x) FDA approval of the NeuroRx COVID-19 Drug and the listing of the NeuroRx COVID-19 Drug in the FDA's "Orange Book" and (y) FDA approval of the NeuroRx Antidepressant Drug Regimen and the listing of the NeuroRx Antidepressant Drug Regimen in the FDA's "Orange Book," in each case prior to December 31, 2022 (the occurrence of either of clauses (x) or (y), the "Earnout Cash Milestone").
Subscription Agreements With Certain Qualified Institutional Buyers And Institutional Accredited Investors [Member] | Common Stock | Private Placement
Commitments and Contingencies Disclosure [Line Items]
Common stock, par value	$ 0.001
Sale of common stock, number of shares issued in transaction | shares	1,000,000
Sale of common stock, price per share	$ 10.00
Sale of common stock, consideration received on transaction | $	$ 10,000,000
Sale of stock, description of transaction	The closing of the PIPE is conditioned upon, among other things, (i) the substantially concurrent consummation of the Merger, (ii) the accuracy of all representations and warranties of the Company and the PIPE Investors in the Subscription Agreements, and the performance of all covenants of the Company and the PIPE Investors under the Subscription Agreements, (iii) the shares of the Company Common Stock shall have been approved for listing on the Nasdaq Capital Market, subject to official notice of issuance, and (iv) the Merger Agreement shall not have been terminated or rescinded, and no amendment, waiver or modification shall have occurred thereunder that would materially adversely affect the economic benefits that the PIPE Investor would reasonably expect to receive under the Subscription Agreement without having received the PIPE Investor's prior written consent (not to be unreasonably withheld, conditioned, or delayed).